Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	C.H. ROBINSON WORLDWIDE, INC.
Entity Central Index Key	0001043277